UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22760

Exact name of registrant as specified in charter:	Oppenheimer Diversified Alternatives Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	9/30

Date of reporting period:	07/01/2013-06/30/2014

Item 1.

FORM N-PX

ICA File Number:  811-22760

Registrant Name:  Oppenheimer Diversified Alternatives Fund

Reporting Period:  07/01/2013 - 06/30/2014

Oppenheimer Diversified Alternatives Fund

OPPENHEIMER GOLD & SPECIAL MINERALS FUND Meeting Date: SEP 27, 2013 Record Date: MAR 28, 2013 Meeting Type: SPECIAL
Ticker: OGMYX Security ID: 683910509
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
3	Approve Conversion to Series of Delaware Statutory Trust	Management	For	For

OPPENHEIMER GOLD & SPECIAL MINERALS FUND Meeting Date: SEP 27, 2013 Record Date: MAR 28, 2013 Meeting Type: SPECIAL
Ticker: OGMYX Security ID: 683910509
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
2a	Approve Change of Fundamental Investment Policy Relating to Borrowing	Management	For	For
2b-1	Approve Change of Fundamental Investment Policy Relating to Concentration of Investments	Management	For	For
2b-2	Remove the Additional Fundamental Policy Relating to Concentration of Investments	Management	For	For
2c-1	Remove the Fundamental Policy Relating to Diversification of Investments	Management	For	For
2d	Approve Change of Fundamental Investment Policy Relating to Lending	Management	For	For
2e	Approve Change of Fundamental Investment Policy Relating to Real Estate and Commodities	Management	For	For
2f	Approve Change of Fundamental Investment Policy Relating To Senior Securities	Management	For	For
2g	Approve Change of Fundamental Investment Policy Relating To Underwriting	Management	For	For
2j	Remove Miscellaneous Fundamental Policy Relating to Investment Strategy Restrictions - Gold & Special Minerals Fund	Management	For	For
2k	Remove Miscellaneous Fundamental Policy Relating to Investment Strategy Restrictions - Gold & Special Minerals Fund	Management	For	For
2l	Remove Miscellaneous Fundamental Policy Relating to Investment Strategy Restrictions - Gold & Special Minerals Fund	Management	For	For

OPPENHEIMER GOLD & SPECIAL MINERALS FUND Meeting Date: OCT 25, 2013 Record Date: MAR 28, 2013 Meeting Type: SPECIAL
Ticker: OGMYX Security ID: 683910509
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
2r	Change Fundamental Investment Objective to Non-fundamental	Management	For	For

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Diversified Alternatives Fund

William F. Glavin, Jr.*
William F. Glavin, Jr.,
President and Principal Executive Officer

Date: August 22, 2014

*By:	/s/ Lisa Bloomberg
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Lisa Bloomberg, Attorney in Fact